Investments in Financial Instruments -Available-for-sale financial assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	$ 43,996,852
Balance at the end of year	49,203,430	$ 43,996,852
Warrants issued by UHI
Reconciliation for all assets and liabilities measured at fair value
Foreign exchange (loss) gain derived from the hedge	(125,955)	1,622,976
Open Ended Fund
Reconciliation for all assets and liabilities measured at fair value
Foreign exchange (loss) gain derived from the hedge	317,126	167,490
FVOCIL
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	43,692,760	44,754,998
Investments	72,723
Disposition of investments	(168,575)
Change in fair value in other comprehensive income (1)	(336,915)	(1,062,238)
Balance at the end of year	49,202,493	43,692,760
FVOCIL | Warrants issued by UHI
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	36,395,183	38,298,606
Change in fair value in other comprehensive income (1)	(1,473,653)	(1,903,423)
Balance at the end of year	34,921,530	36,395,183
FVOCIL | Open Ended Fund
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	7,297,577	6,456,392
Disposition of investments	(167,934)
Change in fair value in other comprehensive income (1)	533,083	841,185
Balance at the end of year	7,662,726	7,297,577
FVOCIL | Other Equity Instruments
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	5,942,500
Disposition of investments	(641)
Change in fair value in other comprehensive income (1)	603,766
Balance at the end of year	6,545,625	5,942,500
FVOCIL | Other Financial Assets
Reconciliation for all assets and liabilities measured at fair value
Investments	72,723
Change in fair value in other comprehensive income (1)	(111)
Balance at the end of year	72,612
Adoption of IFRS 9 | FVOCIL
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	$ 49,635,260
Balance at the end of year		$ 49,635,260